STOCK OPTIONS AND WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Schedule of Warrant Activity
	Number of Warrant Shares	Weighted Average Exercise Price
Balance, December 31, 2015	6,265,286	$0.73
Warrants granted and assumed	228,000	1.02
Warrants expired	—	—
Warrants cancelled	—	—
Warrants exercised	—	—
Balance, March 31, 2016	6,493,286	$0.74

	Number of Warrant Shares	Weighted Average Exercise Price
Balance, December 31, 2014	104,167	$0.24

Warrants granted and assumed	6,265,286	0.73
Warrants expired	—	—
Warrants cancelled	(104,164)	0.24
Warrants exercised	—	—

Balance, December 31, 2015	6,265,286	$0.73